INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2017
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

27)  INCOME AND SOCIAL CONTRIBUTION TAXES

The Company recognize income and social contribution taxes on a monthly basis, on an accrual basis, and pay the taxes based on estimates, in accordance with the trial balances for tax-reduction/tax-suspension purposes. Taxes calculated on profits until the month of the financial statements are recorded in liabilities or assets, as applicable.

Reconciliation of the reported tax expense and the amounts calculated by applying the statutory tax rate of 34% (income tax of 25% and social contribution tax of 9%) is shown in the table below for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
Income before taxes	5,730,773	5,134,722	4,393,456
Income and social contribution tax expenses, at the tax rate of 34%	(1,948,463)	(1,745,805)	(1,493,775)
Permanent differences
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	537	423	692
Unclaimed interest on equity	(21,843)	(11,432)	(6,552)
Temporary differences in subsidiaries	2,007	—	—
Non-deductible expenses, gifts, incentives	(94,413)	(88,916)	(139,752)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years	132,080	—	—
Tax benefit related to interest on equity allocated	821,657	738,529	593,615
Other (additions) exclusions	(13,545)	57,721	72,565
Tax	(1,121,983)	(1,049,480)	(973,207)

Effective rate	19.6%	20.4%	22.2%
Current income and social contribution taxes	(580,578)	(288,063)	(939,500)
Deferred income and social contribution taxes	(541,405)	(761,417)	(33,707)

Breakdown of gains and losses of deferred income and social contribution taxes on temporary differences is shown in Note 7.b).